Other items from operating activities - Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets
Loans and advances	$ 1,837	$ 2,107	$ 2,458
Other non-current financial assets related to operational activities	250	312	287
Other	301	378	65
TOTAL	2,388	2,797	2,810
Gross value/Cost
Other non-current assets
Loans and advances	2,092	2,364	2,731
Other non-current financial assets related to operational activities	250	312	287
Other	301	378	65
TOTAL	2,643	3,054	3,083
Valuation allowance
Other non-current assets
Loans and advances	(255)	(257)	(273)
TOTAL	$ (255)	$ (257)	$ (273)